SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of cash paid for amounts included in the measurement of lease liabilities	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 570,568